UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7091

Dreyfus Florida Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus Florida Municipal Money Market Fund
Statement of Investments
August 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments--97.5%	Amount ($)		Value ($)

Alachua County, Industrial Revenue
(North Central Florida YMCA) 2.59%
(LOC; SouthTrust Bank)	1,745,000	a	1,745,000
Alachua County Health Facilities Authority,
Health Care Facilities Revenue
(Oak Hammock University Project) 2.32%
(LOC; BNP Paribas)	4,665,000	a	4,665,000
Bay County, Water Systems Revenue:
4.85%, 9/1/2005 (Insured; AMBAC)	100,000		100,000
Refunding 3%, 9/1/2005 (Insured; AMBAC)	135,000		135,000
Brevard County, GO Notes 2.50%, 9/1/2005
(Insured; AMBAC)	275,000		275,000
Broward County:
IDR:
(GB Instruments Inc. Project)
2.64% (LOC; Bank of America)	2,100,000	a	2,100,000
(Rex Three Inc. Project)
2.59% (LOC; Wachovia Bank)	2,300,000	a	2,300,000
Sales Tax Revenue, CP 2.95%, 11/10/2005
(Liquidity Facility; Dexia Credit Locale)	4,250,000		4,250,000
Broward County Educational Facilities Authority,
Educational Facilities Revenue (Nova Southeastern
University Project) 2.34 (LOC; Bank of America)	2,400,000	a	2,400,000
Broward County Health Facilities Authority,
Health Care Facilities Revenue, Refunding
(John Knox Village Project) 2.50%
(Insured; Radian Bank and Liquidity Facility;
SunTrust Bank)	6,930,000	a	6,930,000
Broward County Housing Finance Authority,
MFHR:
(Cypress Grove Apartments Project)
2.64% (Liquidity Facility; Sun America Inc.)	15,000,000	a	15,000,000
(Golf View Gardens Apartments Project)
2.59% (LOC; Regions Bank)	8,850,000	a	8,850,000
SFMR (Merlots Program )
2.45% (Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	25,000	a	25,000
Cape Coral, GO Notes, CP 3%, 2/17/2006
(LOC; Bank of America)	4,500,000		4,500,000
Collier County Health Facilities Authority, HR
(Cleveland Clinic) 2.33% (LOC; JPMorgan Chase Bank)	5,600,000	a	5,600,000
Collier County Industrial Development Authority, IDR
(March Project) 2.64% (LOC; Wachovia Bank)	2,900,000	a	2,900,000
Dade County Industrial Development Authority,
PCR, Refunding
(Florida Power and Light Co. Project) 2.41%	7,635,000	a	7,635,000
Escambia County Housing Finance Authority, SFMR
(Merlots Program) 2.45% (Insured: FNMA and GNMA
and Liquidity Facility; Wachovia Bank)	2,645,000	a	2,645,000
Florida Development Finance Corporation, IDR:
(Air Technology)
2.64% (LOC; Wachovia Bank)	2,000,000	a	2,000,000
(Byrd Technologies Inc.)
2.64% (LOC; Wachovia Bank)	1,450,000	a	1,450,000
(Downey Glass Industries)
2.64% (LOC; Wachovia Bank)	770,000	a	770,000

(DSLA Realty LC Project)
2.64% (LOC; SunTrust Bank)	1,350,000	a	1,350,000
(Energy Planning Associates)
2.64% (LOC; Wachovia Bank)	1,390,000	a	1,390,000
(Enterprise Bond Program):
2.64% (LOC; Wachovia Bank)	3,075,000	a	3,075,000
2.64% (LOC; Wachovia Bank)	1,020,000	a	1,020,000
(Enterprise Bond Twin Vee)
2.51% (LOC; SunTrust Bank)	1,720,000	a	1,720,000
(Florida Steel Project)
2.64% (LOC; Wachovia Bank)	975,000	a	975,000
(Inco Chemical Supply Co.)
2.64% (LOC; Wachovia Bank)	1,835,000	a	1,835,000
(Increte LLC Project)
2.64% (LOC; Wachovia Bank)	2,055,000	a	2,055,000
(Jamivon Properties Inc.)
2.64% (LOC; Wachovia Bank)	1,600,000	a	1,600,000
(Kelray Real Estate Project)
2.64% (LOC; Wachovia Bank)	870,000	a	870,000
Refunding (Charlotte Community Project)
2.54% (LOC; SunTrust Bank)	1,380,000	a	1,380,000
(Retro Elevator Corporation Project)
2.64% (LOC; Wachovia Bank)	845,000	a	845,000
(R.L. Smith Investments LLC)
2.64% (LOC; SunTrust Bank)	1,000,000	a	1,000,000
(Suncoast Bakeries Inc.)
2.59% (LOC; SunTrust Bank)	800,000	a	800,000
(Trese Inc. Project)
2.64% (LOC; Wachovia Bank)	1,120,000	a	1,120,000
(University of Southern Florida Foundation)
2.64% (LOC; SunTrust Bank)	1,000,000	a	1,000,000
Florida Gulf Coast University Financing Corporation,
Capital Improvement Revenue (Housing Project)
2.50%, 2/1/2006 (LOC; Wachovia Bank)	5,000,000		5,000,000
Florida Housing Finance Corporation, MFHR
(Falls of Venice Project) 2.55%
(Insured; FNMA and Liquidity Facility; FNMA)	8,385,000	a	8,385,000
Florida Rural Utility Financing Commission, Revenue
(Public Project Construction)
4%, 5/1/2006	6,595,000		6,642,002
Florida State Board of Education, Lottery Revenue
2.53% (Insured; FGIC and Liquidity Facility;
JPMorgan Chase Bank)	3,500,000	a	3,500,000
Gulf Breeze, Health Care Facilities Revenue
(Heritage Health Care Project) 2.65%
(Insured; Sun America Inc.)	16,030,000	a	16,030,000
Hillsborough County Aviation Authority:
Revenue:
(Merlots Program) 2.45%
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	1,990,000	a	1,990,000
Refunding (Tampa International Airport)
4%, 10/1/2005 (Insured; MBIA)	140,000		140,216
Transportation Revenue, CP:
2.12%, 9/8/2005 (LOC; State Street Bank and Trust Co.)	4,030,000		4,030,000
2.50%, 11/17/2005 (LOC; State Street Bank and Trust Co.)	3,850,000		3,850,000
Hillsborough County Industrial Development Authority:
Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Project) 5%, 9/1/2005
(Insured; AMBAC)	2,845,000		2,845,000
IDR:
(Allied Aerofoam Project) 2.44%
(LOC; Wachovia Bank)	2,650,000	a	2,650,000
Refunding (Leslie Controls Inc.)

2.59% (LOC; SunTrust Bank)	3,535,000	a	3,535,000
(Seaboard Tampa Terminals) 2.75%
(LOC; Wachovia Bank)	2,400,000	a	2,400,000
Recreational Revenue (Tampa Metropolitan Area
YMCA Project) 2.55% (LOC; Bank of America)	800,000	a	800,000
Hollywood, GO Notes 2.53%
(Insured; FGIC and Liquidity Facility;
JPMorgan Chase Bank)	6,385,000	a	6,385,000
Jacksonville:
CP:
2.65, 11/14/2005 (LOC; Landesbank Baden-Wuerttemberg)	5,000,000		5,000,000
2.65%, 12/20/2005	8,000,000		8,000,000
PCR, Refunding
(Florida Power and Light Co. Project) 2.41%	17,600,000	a	17,600,000
Transportation Revenue 3.60%, 10/1/2005
(Insured; MBIA)	200,000		200,247
Jacksonville Economic Development Commission,
IDR (Load King Manufacturing Co. Inc. Project)
2.64% (LOC; SouthTrust Bank)	2,520,000	a	2,520,000
JEA:
CP:
2.54%, 11/9/2005 (Liquidity Facility; JPMorgan
Chase Bank)	4,300,000		4,300,000
2.65%, 11/14/2005 (Liquidity Facility; Dexia
Credit Locale)	5,000,000		5,000,000
2.67%, 11/17/2005 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	5,000,000		5,000,000
Electric Systems Revenue 2.50%, 10/1/2005	1,000,000		1,000,428
Saint John's River Power Park Systems Revenue,
Refunding:
5%, 10/1/2005	3,355,000		3,361,215
5%, 10/1/2005	600,000		601,490
Kissimmee Utility Authority, Electric Revenue, CP:
2.50%, 10/12/2005 (Liquidity Facility; JPMorgan Chase Bank)	7,300,000		7,300,000
2.65%, 11/16/2005 (Liquidity Facility; JPMorgan Chase Bank)	3,000,000		3,000,000
Lake County Industrial Development Authority,
Industrial Revenue (Locklando Door and Millwork)
2.59% (LOC; Wachovia Bank)	3,485,000	a	3,485,000
Lee County:
Airport Revenue 2.57%
(Insured; FSA and Liquidity Facility; Merrill Lynch)	1,290,000	a	1,290,000
Revenue, Refunding 4.40%, 10/1/2005
(Insured; AMBAC)	100,000		100,144
Lee County Housing Finance Authority:
MFHR (Heron Pond Apartments)
2.59% (LOC; Regions Bank)	6,155,000	a	6,155,000
SFMR (Merlots Program)
2.45% (Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	3,720,000	a	3,720,000
Lee Memorial Health System, HR
Refunding 3%, 4/1/2006 (Insured; MBIA)	1,045,000		1,046,772
Manatee County, PCR, Refunding
(Florida Power and Light Co. Project) 2.30%	3,400,000	a	3,400,000
Marion County Industrial Development Authority,
IDR (Universal Forest Products)
2.64% (LOC; Wachovia Bank)	2,500,000	a	2,500,000
Martin County, PCR, Refunding
(Florida Power and Light Co. Project) 2.38%	10,100,000	a	10,100,000
Miami-Dade County:
Aviation Revenue, Refunding (Miami International Airport):
5%, 10/1/2005 (Insured; MBIA)	2,740,000		2,746,774
5.75%, 10/1/2005 (Insured; FSA)	7,490,000		7,513,299
Special Obligation Revenue, Refunding

6%, 10/1/2005 (Insured; AMBAC)	4,250,000		4,264,053
Miami-Dade County Industrial Development Authority:
IDR:
(Dutton Press Inc. Project) 2.59% (LOC; SunTrust Bank)	1,100,000	a	1,100,000
(Futurama Project) 2.64% (LOC; SouthTrust Bank)	2,300,000	a	2,300,000
(Ram Investments Project) 2.59% (LOC; Wachovia Bank)	3,010,000	a	3,010,000
Industrial Revenue
(Altira Inc. Project) 2.46% (LOC; SunTrust Bank)	2,550,000	a	2,550,000
Private Schools Revenue
(Gulliver Schools Project)
2.55% (LOC; Bank of America)	1,150,000	a	1,150,000
SWDR (Waste Management Inc.) 2.60%
(Liquidity Facility; Lloyds TSB Bank)	4,245,000	a	4,245,000
North Miami, Educational Facilities Revenue
(Miami Country Day School Project)
2.55% (LOC; Bank of America)	450,000	a	450,000
Orange County Health Facility Authority,
Health Care Facilities Revenue, CP 2.65%, 10/25/2005
(LOC; SunTrust Bank)	4,700,000		4,700,000
Orange County Housing Finance Authority,
MFHR (Windsor Pines Partners)
2.43% (LOC; Bank of America)	5,370,000	a	5,370,000
Orlando Utilities Commission, Water and Electric Revenue,
Refunding 5.75%, 10/1/2005	250,000		250,778
Palm Beach County, IDR, Refunding
(Eastern Metal Supply) 2.59% (LOC; Wachovia Bank)	2,930,000	a	2,930,000
Palm Beach County Educational Facilities Authority,
College and University Revenue
(Atlantic College) 2.55% (LOC; Bank of America)	11,800,000	a	11,800,000
Palm Beach County Housing Finance Authority, MFHR
(Azalea Place Apartments Project)
2.45% (LOC; SunTrust Bank)	2,350,000	a	2,350,000
Palm Beach County School District,
TAN 3%, 9/28/2005	500,000		500,342
Pasco County, Solid Waste Disposal and Resource
Recovery System Revenue 5.75%, 4/1/2006 (Insured; AMBAC)	1,000,000		1,015,940
Pasco County Educational Facilities Authority,
College and University Revenue
(Saint Leo University Project) 2.61%
(LOC; Amsouth Bank)	310,000	a	310,000
Pinellas County Housing Finance Authority:
MFHR (Alta Largo Apartments Project)
2.57% (LOC; Amsouth Bank)	7,000,000	a	7,000,000
SFMR 2.58% (GIC; Rabobank and Liquidity Facility;
Merrill Lynch)	5,690,000	a	5,690,000
Pinellas County Industrial Development Authority, IDR:
(Sure-Feed Engineering Project)
2.60% (LOC; Bank of America)	465,000	a	465,000
(Ven Tel Plastics Project)
2.59% (LOC; Wachovia Bank)	4,015,000	a	4,015,000
Pinellas County Industry Council, IDR
(Molex ETC Inc. Project) 2.64% (LOC; Wachovia Bank)	2,350,000	a	2,350,000
Polk County Industrial Development Authority, IDR
(Treatt Inc. Project) 2.60% (LOC; Bank of America)	4,110,000	a	4,110,000
Putnam County Development Authority, PCR
(National Rural Utilities-Seminole Electric):
2.65%	400,000	a	400,000
2.65%	480,000	a	480,000
Refunding (Florida Power and Light Co. Project) 2.30%	480,000	a	480,000
Riviera Beach, IDR
(K. Rain Manufacturing Project)
2.59% (LOC; SunTrust Bank)	2,320,000	a	2,320,000
Roaring Fork Municipal Products LLC, Revenue

2.64% (Insured; MBIA and Liquidity
Facility; The Bank of New York)	12,540,000	a	12,540,000
Saint John's County Industrial Development Authority,
IDR (Bronz-Glow Technologies Project)
2.64% (LOC; Wachovia Bank)	1,295,000	a	1,295,000
Saint Lucie County, IDR
(A-1 Roof Trusses Co. Project)
2.64% (LOC; SouthTrust Bank)	1,195,000	a	1,195,000
Saint Petersburg Health Facilities Authority, Health Care Facilities,
Revenue (American Lung Association)
2.59% (LOC; Wachovia Bank)	540,000	a	540,000
Sarasota County, IDR (Sarasota Military Academy)
2.59% (LOC; Wachovia Bank)	2,000,000	a	2,000,000
Sumter County Industrial Development Authority:
IDR (Robbins Manufacturing Co. Project)
2.59% (LOC; Wachovia Bank)	440,000	a	440,000
Revenue (Villages Tri-County Medical Center)
2.59% (LOC; SunTrust Bank)	3,306,000	a	3,306,000
Sunshine State Governmental Financing Commission,
Revenue, CP 2.68%, 10/7/2005
(Liquidity Facility; DEPFA Bank PLC)	3,500,000		3,500,000
Tamarac, IDR
(Arch Aluminum and Glass Co.) 2.52%
(LOC; Comerica Bank)	1,000,000	a	1,000,000
Tampa:
Occupational License Tax Revenue, Refunding
3.50%, 10/1/2005 (Insured; FGIC)	100,000		100,115
Revenue (Catholic Health East)
5.25%, 11/15/2005 (Insured; MBIA)	300,000		301,820
Tampa Sports Authority, Revenue
(Stadium Project) 6%, 1/1/2006 (Insured; MBIA)	100,000		101,145
West Palm Beach, Guaranteed Entitlement
Revenue, Refunding 2.50%, 10/1/2005	300,000		300,087
(Insured; FSA)

Total Investments (cost $373,657,869)	97.5%		373,657,869

Cash and Receivables (Net)	2.5%		9,416,903

Net Assets	100.0%		383,074,772

Summary of Abbreviations

ACA		American Capital Access	IDB	Industrial Development Board
AGIC		Asset Guaranty Insurance Company	IDC	Industrial Development Corporation
AMBAC		American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
ARRN		Adjustable Rate Receipt Notes	LOC	Letter of Credit
BAN		Bond Anticipation Notes	LOR	Limitied Obligation Revenue
BIGI		Bond Investors Guaranty Insurance	LR	Lease Revenue
BPA		Bond Purchase Agreement	MBIA	Municipal Bond Investors Assurance
CGIC		Capital Guaranty Insurance Company		Insurance Corporation
CIC		Continental Insurance Company	MFHR	Multi-Family Housing Revenue
CIFG		CDC Ixis Financial Guaranty	MFMR	Multi-Family Mortgage Revenue
CMAC		Capital Market Assurance Corporation	PCR	Pollution Control Revenue
COP		Certificate of Participation	RAC	Revenue Anticipation Certificates
CP		Commercial Paper	RAN	Revenue Anticipation Notes
EDR		Economic Development Revenue	RAW	Revenue Anticipation Warrants
EIR		Environment Improvement Revenue	RRR	Resources Recovery Revenue
FGIC		Financial Guaranty Insurance Company	SAAN	State Aid Anticipation Notes
FHA		Federal Housing Administration	SBPA	Standby Bond Purchase Agreement
FHLB		Federal Home Loan Bank	SFHR	Single Family Housing Revenue
FHLMC		Federal Home Loan Mortgage Corporation	SFMR	Single Family Mortgage Revenue
FNMA		Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
FSA		Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
GAN		Grant Anticipation Notes	TAN	Tax Anticipation Notes
GIC		Guaranteed Investment Contract	TAW	Tax Anticipation Warrants
GNMA		Government National Mortgage Association	TRAN	Tax and Revenue Anticipation Notes
GO		General Obligation	XLCA	XL Capital Assurance
HR		Hospital Revenue

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	75.5
AAA, AA, A b		Aaa, Aaa, A b		AAA, AA, A b	8.7
Not Rated c		Not Rated c		Not Rated c	15.8
100.0

* Based on total investments.

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)